Consolidated statement of income (Parenthetical) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Consolidated Statement of Income [Abstract]
Interest and similar income	[1]	€ 11,034	€ 12,507	€ 22,506	€ 25,004
of which: calculated based on the effective interest rate method		€ 8,100	€ 9,400	€ 16,600	€ 18,900

[1]	Interest and similar income of € 8.1 billion for the three months ended June 30, 2025 and € 9.4 billion for the three months ended June 30, 2024, € 16.6 billion for the six months ended June 30, 2025 and € 18.9 billion for the six months ended June 30, 2024 was calculated based on the effective interest method